Jul. 05, 2017

Ivy Funds

Supplement dated December 29, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017, August 18, 2017, September 18, 2017, September 29, 2017, November 17, 2017, November 22, 2017 and November 28, 2017

Effective January 1, 2018, the management fee for Ivy Natural Resources Fund has been reduced from 1.00% to 0.85% for assets up to $1 billion. Therefore, on that date, the following changes are made to the prospectus:

The following table and related footnotes replace the “Annual Fund Operating Expenses” table (and the applicable footnotes below corresponding to that table) in the “Fees and Expenses” section for Ivy Natural Resources Fund on page 168:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class N	Class R	Class Y
Management Fees[3]	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.00%	0.50%	0.25%
Other Expenses	0.52%	0.82%	0.39%	0.99%	0.24%	0.07%	0.32%	0.23%
Total Annual Fund Operating Expenses	1.62%	2.67%	2.24%	2.09%	1.09%	0.92%	1.67%	1.33%
Fee Waiver and/or Expense Reimbursement[4,5]	0.00%	0.00%	0.00%	0.82%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62%	2.67%	2.24%	1.27%	1.09%	0.92%	1.67%	1.33%

[3]	Management Fees have been restated, effective January 1, 2018, thereby causing the Total Annual Fund Operating Expenses to not correlate to the expense ratio shown in the Financial Highlights table.

[4]	Through July 31, 2018, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class E shares at 1.27%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).

[5]	Through July 31, 2018, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

The following replaces the “Example” section for Ivy Natural Resources Fund on pages 168-169:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$730	$1,057	$1,406	$2,386
Class B Shares	670	1,129	1,515	2,748
Class C Shares	227	700	1,200	2,575
Class E Shares	396	871	1,372	2,747
Class I Shares	111	347	601	1,329
Class N Shares	94	293	509	1,131
Class R Shares	170	526	907	1,976
Class Y Shares	135	421	729	1,601

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$730	$1,057	$1,406	$2,386
Class B Shares	270	829	1,415	2,748
Class C Shares	227	700	1,200	2,575
Class E Shares	396	871	1,372	2,747
Class I Shares	111	347	601	1,329
Class N Shares	94	293	509	1,131
Class R Shares	170	526	907	1,976
Class Y Shares	135	421	729	1,601